STNE Transaction	12 Months Ended
Dec. 31, 2020
STNE Transaction
STNE Transaction

34. STNE Transaction

On August 11, 2020, Linx S.A. entered into a Joint Venture and Other Covenants Agreement with STNE Participações S.A. (“STNE”) and STONECO LTD. (“StoneCo”), and other intervening parties, regarding a potential business combination among Linx and STNE (“STNE Transaction”) (“Joint Venture Agreement”, as amended on September 1st, 2020 and October 2nd, 2020).

Pursuant to the terms of the Joint Venture Agreement, the combination of the operations of STNE and Linx will be implemented by means of (i) the merger of all of Linx’s issued and outstanding shares by STNE (“Merger of Shares”), with attribution, to the shareholders of Linx, of the mandatorily redeemable class A and class B preferred shares issued by STNE; and (ii) the redemption of all the newly issued mandatorily redeemable preferred shares of STNE (“Redemption of Shares”), upon the payment of an amount in cash and the delivery of class A shares of StoneCo, traded on the NASDAQ - Nasdaq Stock Market, or StoneCo BDR (Brazilian Depositary Receipt) Level I traded at B3, the Brazilian Stock Exchange.

Immediately after the implementation of the Merger of Shares, the Redemption of Shares shall occur as follows: (a) each one (1) class A preferred share of STNE will be redeemed upon the payment, in a single installment, to its holder, of R$ 33.56 (in reais) updated pro rata die based on the CDI variation as from the sixth (6th) month counted from August 11, 2020; and (b) each one (1) class B preferred share of STNE will be redeemed upon delivery, to its holder, of 0.0126774 class A shares of StoneCo, traded on the NASDAQ, or 0.0126774 StoneCo BDR, provided that each 1 (one) StoneCo BDR will correspond to 1 (one) StoneCo class A share.

On September 1, 2020, the first amendment to the Joint Venture Agreement was executed, with the main following changes: (a) and increase in the cash payment to be received by Linx shareholders under the redemption of the STNE Class A and B preferred shares, from R$ 30.39 (in reais) to R$ 31.56 (in reais); and (b) a reduction of the compensatory bilateral fines for the events provided in the Joint Venture Agreement, from R$ 605,000 to R$ 453,750.

On October 1, 2020, Linx Board of Directors, represented by its independent directors, approved, among others: (a) the favorable manifestation on the STNE Transaction and the recommendation of its submission to Linx’s shareholders; and (b) the call of an extraordinary general meeting of Linx to resolve on the STNE Transaction.

On October 2, 2020, Linx’ administration and the administration of STNE executed the Protocol and Justification of Merger of Shares issued by Linx and STNE Participações S.A. (“Protocol and Justification”), establishing the terms and conditions for the merger of the totality of shares issued by Linx by STNE, in the context of the STNE Transaction. On this date, the second amendment to the Joint Venture Agreement was also executed, in order to provide (a) adjustments to the numbers of shares issued by Linx and to the provisions related to Linx’s stock option plans, to guarantee Linx’s talent retention; (b) detailing of the provisions related to the termination of the Joint Venture Agreement; and (c) other consistency adjustments made in accordance with the terms of the Protocol and Justification.

Linx undertook an exclusivity commitment with the Stone Group to consummate the STNE Transaction, provided, however, that certain managers of the Company shall be able to receive and analyze binding and unsolicited proposals from third parties. If a competing transaction with a third party is consummated, Linx shall pay a compensatory fine to STNE of R$ 453,750. If CADE’s, the Brazilian Administrative Council for Economic Defense, approval is not obtained, STNE shall pay a compensatory fine to Linx in the amount of R$ 453,750. In case of a breach by any of the parties of its respective obligations that results in the termination of the Joint Venture Agreement, Linx or STNE will pay a compensatory fine to the innocent party in the amount of R$ 453,750.

On October 28, 2020, as requested by independent directors, STNE sent a letter to Linx in which it waived the right to receive the penalty of R$ 112,500 in the event that, provided the Company’s extraordinary general meeting to resolve on the STNE Transaction (“EGM”) is held, any of the matters on its agenda is rejected and such rejection prevents, impairs or encumbers the consummation of the STNE Transaction, with the purpose of complying with the Official Letter No. 908/2020-SLS, issued by the Superintendence of Issuers' Listing and Supervision and the Superintendence of Issuers' Regulation, Guidance and Enforcement of B3.

Also on October 28, 2020, the Board of Directors of Linx, represented by its independent directors, and taking into consideration the opinions and analysis provided by the hired specialists, as well the opinions of the Fiscal Council and Audit Committee, as detailed in the minutes of the Board of Directors' meeting, resolved to (a) authorize Linx’s Executive Office to express its agreement to the STNE letter; and (b) maintain its favorable manifestation to the STNE Transaction and to the recommendation for its submission to the Company’s shareholders at the EGM called for November 17, 2020.

On November 17, 2020, the corporate approvals related to the STNE Transaction were obtained at the extraordinary general meetings of both the Company and STNE.

On March 19, 2021, the Brazilian Administrative Council for Economic Defense (“CADE”) made public the Technical Opinion No. 4/2021/CGAA2/SGA1/SG (SEI No. 0880478), which recommended the approval, without restrictions, by the CADE’s General Superintendence, of Concentration Act No. 08700.003969/2020-17, which subject matter is the STNE Transaction. This technical opinion was subject to appeal and will be analyzed by CADE’s Administrative Tribunal.

In addition to the verification or waiver of the other conditions precedent set forth in the Association Agreement, the conclusion of the STNE Transaction is still subject to the final approval by CADE’s Administrative Tribunal on potential appeals or avocation requests. Until the final approval by CADE occurs, the Companies will continue to operate independently.

34.1. Costs STNE Transaction

As described in the Linx Administration’s Proposal to the Extraordinary General Meeting hold on November 17, 2020, the Company estimates that the costs of implementation of the STNE Transaction will be in the range of, approximately, R$ 80 million, including costs with disclosure, auditors, evaluators, financial advisors, legal counsel and other professionals retained to assist in the STNE Transaction, of which R$ 20,634 were incurred and recorded as of December 31, 2020.